Leases (Tables)	12 Months Ended
Jun. 30, 2022
Leases [Abstract]
Schedule of components of lease expense
	Classification	Year Ended June 30, 2022

Operating lease costs	General and administrative expenses	$407,455
Operating lease costs	Research and development expenses	46,795
Short term lease costs	General and administrative expenses	28,593

Schedule of balance sheet information related to leases consists
	Classification	June 30, 2022
Assets
Operating lease – ROU assets	Right-of-use assets	$747,426

Liabilities
Operating lease liabilities	Current portion	$410,987
Operating lease liabilities	Non-current portion	360,268
Total lease liabilities		$771,255

Weighted average remaining term (years)
Operating leases		1.75

Weighted average discount rate
Operating leases		5.00%

Schedule of minimum lease payments in future periods
Year Ended June 30, 2022
For the year ending June 30,
2023	$440,201
2024	353,698
2025	16,767
Total minimum lease payments	$810,666
Less: imputed interest	(39,411)

Total:	$771,255